Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Trade and Other Payables [Abstarct]
Trade and Other Payables
Note 14 -	Trade and Other Payables

	December 31,
	*2016	2017
	NIS	NIS
Open accounts**	910	1,041
Checks payable	92	21
Trade payables	1,002	1,062

Other payables including derivatives:
Liabilities to employees and other liabilities for salaries	353	355
Institutions	98	87
Accrued interest	84	53
Deferred income	82	90
Derivatives	10	54
Other payables	11	18
Total other payables including derivatives	638	657

Total Trade and Other Payables	1,640	1,719

* Reclassified

** Of which, the carrying amount of trade payables that are related parties and interested parties as at December 31, 2017 amounts to NIS 31 (as at December 31, 2016 – NIS 21).